Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Components of Other Comprehensive Income on Pre-Tax and After-Tax Basis

The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

	2013
($ in thousands)	Pre-tax	Tax	After-tax
Unrealized net holding losses arising during the period, net of related offsets	$(112,511)	$39,379	$(73,132)
Less: reclassification adjustment of realized capital gains and losses	27,975	(9,791)	18,184

Unrealized net capital gains and losses	(140,486)	49,170	(91,316)

Unrealized foreign currency translation adjustments	1,312	(459)	853

Other comprehensive loss	$(139,174)	$48,711	$(90,463)

	2012
	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period, net of related offsets	$75,239	$(26,333)	$48,906
Less: reclassification adjustment of realized capital gains and losses	431	(151)	280

Unrealized net capital gains and losses	74,808	(26,182)	48,626

Unrealized foreign currency translation adjustments	(642)	225	(417)

Other comprehensive income	$74,166	$(25,957)	$48,209

	2011
	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period, net of related offsets	$110,583	$(38,704)	$71,879
Less: reclassification adjustment of realized capital gains and losses	28,264	(9,892)	18,372

Unrealized net capital gains and losses	82,319	(28,812)	53,507

Unrealized foreign currency translation adjustments	(262)	92	(170)

Other comprehensive income	$82,057	$(28,720)	$53,337